Opus Small Cap Value ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Basic Materials - 2.4%
Hawkins, Inc.	76,849	$8,215,927
United States Lime & Minerals, Inc.	34,480	3,812,798
		12,028,725

Consumer, Cyclical - 12.3%
Boyd Gaming Corporation	87,550	6,710,708
Casey's General Stores, Inc.	35,872	15,129,733
Churchill Downs, Inc.	45,549	5,628,945
Copa Holdings SA - Class A	47,886	4,463,933
KB Home	139,876	9,385,680
Murphy USA, Inc.	16,422	8,258,788
Texas Roadhouse, Inc.	69,734	12,628,827
		62,206,614

Consumer, Non-cyclical - 11.6%
Chemed Corporation	19,592	11,010,704
Encompass Health Corporation	91,884	9,121,325
Ensign Group, Inc.	93,051	12,995,503
Hackett Group, Inc.	227,556	7,026,929
ICF International, Inc.	59,165	6,905,147
Kforce, Inc.	110,800	6,174,884
Service Corporation International	64,301	5,023,194
		58,257,686

Energy - 10.2%
Chord Energy Corporation	57,875	6,508,044
Civitas Resources, Inc.	73,576	3,734,718
Helmerich & Payne, Inc.	170,956	5,400,500
Kimbell Royalty Partners LP	290,528	4,471,226
Northern Oil & Gas, Inc.	241,594	8,685,304
Range Resources Corporation	142,630	5,283,015
Sitio Royalties Corporation - Class A	232,211	4,676,730
Viper Energy, Inc.	273,968	12,849,099
		51,608,636

Financial - 33.7%(a)
Agree Realty Corporation	66,689	4,839,621
American Homes 4 Rent - Class A	125,386	4,342,117
Compass Diversified Holdings	341,861	7,264,546
EastGroup Properties, Inc.	40,142	6,808,886
Enterprise Financial Services Corporation	169,476	10,141,444
Essential Properties Realty Trust, Inc.	242,848	7,795,421
Four Corners Property Trust, Inc.	127,453	3,496,036
German American Bancorp, Inc.	196,309	8,113,451
Hanover Insurance Group, Inc.	64,329	9,848,127
Hingham Institution For Savings	18,093	4,618,238
Home BancShares, Inc.	276,657	8,352,275
Houlihan Lokey, Inc.	47,914	8,706,932
Kemper Corporation	83,164	5,586,957
Ladder Capital Corporation	480,652	5,388,109
Lakeland Financial Corporation	111,817	7,608,029
National Storage Affiliates Trust	91,387	3,395,027
Pathward Financial, Inc.	103,989	8,291,043
Primerica, Inc.	37,392	10,850,037
Seacoast Banking Corporation of Florida	320,502	9,118,282
Stock Yards Bancorp, Inc.	136,636	10,071,439
Terreno Realty Corporation	78,529	5,137,367
Victory Capital Holdings, Inc. - Class A	83,494	5,525,633
West BanCorp, Inc.	294,394	6,456,060
Wintrust Financial Corporation	63,463	8,301,595
		170,056,672

Industrial - 22.7%
AAON, Inc.	26,773	3,115,842
AptarGroup, Inc.	45,932	7,218,214
Arcosa, Inc.	95,388	9,662,804
Comfort Systems USA, Inc.	26,824	11,715,382
Curtiss-Wright Corporation	28,210	9,787,177
Franklin Electric Company, Inc.	35,185	3,518,148
Graco, Inc.	74,563	6,275,968
Graphic Packaging Holding Company	209,568	5,748,450
Kadant, Inc.	29,990	11,183,271
Landstar System, Inc.	30,537	5,028,222
nVent Electric PLC	74,882	4,874,069
Owens Corning	54,796	10,112,602
Primoris Services Corporation	101,185	7,767,973
Tetra Tech, Inc.	272,805	10,039,224
UFP Industries, Inc.	74,784	8,648,770
		114,696,116

Technology - 1.9%
Amdocs, Ltd.	45,567	4,018,554
Sapiens International Corporation NV	204,784	5,602,890
		9,621,444

Utilities - 3.5%
California Water Service Group	130,222	5,897,755
New Jersey Resources Corporation	117,223	5,620,843
Otter Tail Corporation	82,653	6,367,587
		17,886,185
TOTAL COMMON STOCKS (Cost $444,940,208)		496,362,078

SHORT-TERM INVESTMENTS - 1.7%		Value
Money Market Funds - 1.7%	Shares
First American Treasury Obligations Fund - Class X, 4.31% (b)	8,401,880	8,401,880
TOTAL SHORT-TERM INVESTMENTS (Cost $8,401,880)		8,401,880

TOTAL INVESTMENTS - 100.0% (Cost $453,342,088)		504,763,958
Liabilities in Excess of Other Assets - (0.0)% (c)		(124,186)
TOTAL NET ASSETS - 100.0%		$504,639,772
two		–%
Percentages are stated as a percent of net assets.		–%

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Opus Small Cap Value ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$496,362,078	$–	$–	$496,362,078
Money Market Funds	8,401,880	–	–	8,401,880
Total Investments	$504,763,958	$–	$–	$504,763,958

Refer to the Schedule of Investments for further disaggregation of investment categories.